Annual Total Returns (Moderate Allocation Portfolio - Investor Shares Annuity) (Moderate Allocation Portfolio, Moderate Allocation Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Annual Total Return
2013	15.02%
2012	11.84%